Prospectus Supplement

December 7, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2023 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 28, 2023

Global Focus Real Estate Portfolio
(the "Fund")

Effective on December 11, 2023, each Fund's contractual advisory fee rates and the maximum expense ratio of each share Class will be decreased. Accordingly, effective on December 11, 2023, each Funds' Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Global Focus Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class C	Class R6
Advisory Fee[3]	0.70%	0.70%	0.70%	0.70%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	1.00%	None
Other Expenses	7.91%	15.98%	31.84%	32.14%
Total Annual Fund Operating Expenses[4]	8.61%	16.93%	33.54%	32.84%
Fee Waiver and/or Expense Reimbursement[4]	7.76%	15.73%	31.59%	32.04%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	0.85%	1.20%	1.95%	0.80%

The Example tables under the section of the Prospectus entitled "Fund Summary—Global Focus Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$87	$1,816	$3,423	$6,959
Class A	$641	$3,586	$5,870	$9,582
Class C	$298	$5,278	$7,873	$9,886
Class R6	$82	$5,153	$7,793	$10,101

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$87	$1,816	$3,423	$6,959
Class A	$641	$3,586	$5,870	$9,582
Class C	$198	$5,278	$7,873	$9,886
Class R6	$82	$5,153	$7,793	$10,101

The third footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Global Focus Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

3  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective on December 11, 2023.

4  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I, 1.20% for Class A, 1.95% for Class C and 0.80% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on December 11, 2023.

Please retain this supplement for future reference.

  IFIFEEREDPROSPT 12/23

Prospectus Supplement

December 7, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2023 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 28, 2023

Global Real Estate Portfolio (the "Fund")

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C	Class R6
Advisory Fee[3]	0.65%	0.65%	0.65%	0.65%	0.65%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%	None
Other Expenses	0.92%	0.69%	1.29%	1.69%	0.79%
Total Annual Fund Operating Expenses[4]	1.57%	1.59%	2.69%	3.34%	1.44%
Fee Waiver and/or Expense Reimbursement[4]	0.77%	0.44%	1.04%	1.44%	0.69%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	0.80%	1.15%	1.65%	1.90%	0.75%

The Example tables under the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$82	$420	$782	$1,802
Class A	$636	$960	$1,306	$2,280
Class L	$168	$737	$1,332	$2,946
Class C	$293	$893	$1,617	$3,128
Class R6	$77	$388	$721	$1,665

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$82	$420	$782	$1,802
Class A	$636	$960	$1,306	$2,280
Class L	$168	$737	$1,332	$2,946
Class C	$193	$893	$1,617	$3,128
Class R6	$77	$388	$721	$1,665

The third footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

3  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective on December 11, 2023.

4  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I, 1.15% for Class A, 1.65% for Class L, 1.90% for Class C and 0.75% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on December 11, 2023.

Please retain this supplement for future reference.

  IFIFEEREDPROSPT 12/23

Prospectus Supplement

December 7, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2023 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 28, 2023

U.S. Focus Real Estate Portfolio
(the "Fund")

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—U.S. Focus Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class C	Class R6
Advisory Fee[3]	0.60%	0.60%	0.60%	0.60%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	1.00%	None
Other Expenses	6.76%	10.96%	10.99%	10.95%
Total Annual Fund Operating Expenses[4]	7.36%	11.81%	12.59%	11.55%
Fee Waiver and/or Expense Reimbursement[4]	6.61%	10.71%	10.74%	10.85%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	0.75%	1.10%	1.85%	0.70%

The Example tables under the section of the Prospectus entitled "Fund Summary—U.S. Focus Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$77	$1,575	$3,004	$6,291
Class A	$631	$2,801	$4,685	$8,381
Class C	$288	$2,592	$4,645	$8,484
Class R6	$72	$2,326	$4,294	$8,192

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$77	$1,575	$3,004	$6,291
Class A	$631	$2,801	$4,685	$8,381
Class C	$188	$2,592	$4,645	$8,484
Class R6	$72	$2,326	$4,294	$8,192

The third footnote following the Example information under the section of the Prospectus entitled "Fund Summary—U.S. Focus Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

3  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective on December 11, 2023.

4  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75% for Class I, 1.10% for Class A, 1.85% for Class C and 0.70% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on December 11, 2023.

Please retain this supplement for future reference.

  IFIFEEREDPROSPT 12/23

Prospectus Supplement

December 7, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2023 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 28, 2023

U.S. Real Estate Portfolio
(the "Fund")

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class I	Class A	Class L	Class C	Class R6
Advisory Fee[3]	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Shareholder Service (12b-1) Fee	None	0.25%	0.75%	1.00%	None
Other Expenses	0.90%	0.92%	1.01%	1.84%	3.66%
Total Annual Fund Operating Expenses[4]	1.45%	1.72%	2.31%	3.39%	4.21%
Fee Waiver and/or Expense Reimbursement[4]	0.75%	0.67%	0.76%	1.59%	3.56%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[4]	0.70%	1.05%	1.55%	1.80%	0.65%

The Example tables under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$72	$385	$721	$1,671
Class A	$626	$976	$1,350	$2,396
Class L	$158	$649	$1,166	$2,587
Class C	$283	$894	$1,628	$3,184
Class R6	$66	$952	$1,852	$4,164

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class I	$72	$385	$721	$1,671
Class A	$626	$976	$1,350	$2,396
Class L	$158	$649	$1,166	$2,587
Class C	$183	$894	$1,628	$3,184
Class R6	$66	$952	$1,852	$4,164

The third footnote following the Example information under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

3  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective on December 11, 2023.

4  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.70% for Class I, 1.05% for Class A, 1.55% for Class L, 1.80% for Class C and 0.65% for Class R6. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on December 11, 2023.

With respect to each Fund, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class I, Class A, Class L, Class C and Class R6 shares of the Funds is hereby deleted and replaced with the following:

Fund	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class R6
Global Focus Real Estate	0.85%	1.20%	N/A	1.95%	0.80%
Global Real Estate	0.80%	1.15%	1.65%	1.90%	0.75%
U.S. Focus Real Estate	0.75%	1.10%	N/A	1.85%	0.70%
U.S. Real Estate	0.70%	1.05%	1.55%	1.80%	0.65%

Please retain this supplement for future reference.

  IFIFEEREDPROSPT 12/23

Prospectus Supplement

December 7, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2023 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 28, 2023

Global Real Estate Portfolio (Class IR) (the "Fund")

Effective on December 11, 2023, each Fund's contractual advisory fee rates and the maximum expense ratio of each share Class of each Fund will be decreased. Accordingly, effective on December 11, 2023, each Fund's Prospectus is hereby amended as follows:

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class IR
Advisory Fee[1]	0.65%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	23.16%
Total Annual Fund Operating Expenses[2]	23.81%
Fee Waiver and/or Expense Reimbursement[2]	23.06%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.75%

The Example tables under the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class IR	$77	$4,151	$6,837	$10,199

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class IR	$77	$4,151	$6,837	$10,199

The first footnote following the Example information under the section of the Prospectus entitled "Fund Summary—Global Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

1  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective on December 11, 2023.

2  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.75% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on December 11, 2023.

Please retain this supplement for future reference.

  IFIFEEREDCLIRPROSPT 12/23

Prospectus Supplement

December 7, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2023 to the Morgan Stanley Institutional Fund, Inc. Prospectus dated April 28, 2023

U.S. Real Estate Portfolio (Class IR) (the "Fund")

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Class IR
Advisory Fee[1]	0.55%
Distribution and/or Shareholder Service (12b-1) Fee	None
Other Expenses	24.07%
Total Annual Fund Operating Expenses[2]	24.62%
Fee Waiver and/or Expense Reimbursement[2]	23.97%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	0.65%

The Example tables under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

If You SOLD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class IR	$66	$4,246	$6,946	$10,222

If You HELD Your Shares

	1 Year	3 Years	5 Years	10 Years
Class IR	$66	$4,246	$6,946	$10,222

The first footnote following the Example information under the section of the Prospectus entitled "Fund Summary—U.S. Real Estate Portfolio—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

1  The Advisory Fee has been restated to reflect the decrease in the advisory fee schedule effective on December 11, 2023.

2  The Fund's "Adviser," Morgan Stanley Investment Management Inc., has agreed to reduce its advisory fee and/or reimburse the Fund so that Total Annual Fund Operating Expenses, excluding acquired fund fees and expenses (as applicable), certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.65% for Class IR. The fee waivers and/or expense reimbursements will continue for at least one year from the date of this Prospectus or until such time as the Board of Directors of Morgan Stanley Institutional Fund, Inc. (the "Company") acts to discontinue all or a portion of such waivers and/or reimbursements when it deems such action is appropriate. Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the decrease in the expense limitation arrangement effective on December 11, 2023.

With respect to the Fund, the table under the section of the Prospectus entitled "Fund Management—Advisory Fees" that shows the maximum expense ratios for Class IR shares of the Funds is hereby deleted and replaced with the following:

Fund	Expense Cap Class IR
Global Real Estate	0.75%
U.S. Real Estate	0.65%

Please retain this supplement for future reference.

  IFIFEEREDCLIRPROSPT 12/23

Statement of Additional Information Supplement

December 7, 2023

Morgan Stanley Institutional Fund, Inc.

Supplement dated December 7, 2023 to the Morgan Stanley Institutional Fund, Inc. Statement of Additional Information dated April 28, 2023

Global Focus Real Estate Portfolio
Global Real Estate Portfolio
U.S. Focus Real Estate Portfolio
U.S. Real Estate Portfolio
(the "Funds")

Effective on December 11, 2023, the Fund's contractual advisory fee rates and the maximum expense ratio of each share Class of each Fund will be decreased. Accordingly, effective on December 11, 2023, the Fund's Statement of Additional Information is hereby amended as follows:

The information in the table under the section of the Statement of Additional Information entitled "Investment Advisory and Other Services—Adviser" which shows the contractual advisory fee and the maximum expense ratios for the Funds is hereby deleted in its entirety and replaced with the following:

Fund	Contractual Rate of Advisory Fees	Expense Cap Class I	Expense Cap Class A	Expense Cap Class L	Expense Cap Class C	Expense Cap Class R6	Expense Cap Class IR
Global Focus Real Estate	0.70% of the portion of the daily net assets not exceeding $2 billion; and 0.65% of the portion of the daily net assets exceeding $2 billion.	0.85%	1.20%	N/A	1.95%	0.80%	N/A
Global Real Estate	0.65% of the portion of the daily net assets not exceeding $2 billion; and 0.60% of the portion of the daily net assets exceeding $2 billion.	0.80%	1.15%	1.65%	1.90%	0.75%	0.75%
U.S. Focus Real Estate	0.60% of the portion of the daily net assets not exceeding $1 billion; and 0.55% of the portion of the daily net assets exceeding $1 billion	0.75%	1.10%	N/A	1.85%	0.70%	N/A
U.S. Real Estate	0.55% of the portion of the daily net assets not exceeding $500 million; 0.50% of the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.45% of the portion of the daily net assets exceeding $1 billion.	0.70%	1.05%	1.55%	1.80%	0.65%	0.65%

Please retain this supplement for future reference.